Note 4(b) - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance, cost	$ 189,220
Balance, Net Book Value	366,842
Depreciation	(13,174)	$ (12,392)	$ (6,390)
Balance, cost	76,959	189,220
Balance, Net Book Value	213,716	366,842
Vessels [Member]
Balance, cost	372,543	196,784
Balance, Accumulated Depreciation	(18,597)	(16,149)
Balance, Net Book Value	353,946	180,635
— Transferred from advances for vessels acquisitions / under construction	76,959	189,220
— Acquisitions		51,940
— Impairment		(22,254)
— Impairment		9,944
— Impairment		(12,310)
— Transferred to Assets held for sale		(43,147)
Depreciation	(13,174)	(12,392)
— Disposals, cost	(303,157)
— Disposals, Accumulated Depreciation	21,718
— Disposals (see Note 19)	(281,439)
Balance, cost	146,345	372,543	196,784
Balance, Accumulated Depreciation	(10,053)	(18,597)	(16,149)
Balance, Net Book Value	$ 136,292	$ 353,946	$ 180,635